UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

FORM N-Q

MARCH 31, 2006

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 95.2%
CONSUMER DISCRETIONARY - 11.1%
Hotels, Restaurants & Leisure - 3.9%
25,800	CKE Restaurants Inc.	$448,920
10,100	Ctrip.com International Ltd., ADR*	835,270
10,800	PF Chang’s China Bistro Inc.*	532,332
13,060	Station Casinos Inc.	1,036,572
23,000	Steak ‘n Shake Co.*	485,300

	Total Hotels, Restaurants & Leisure	3,338,394

Household Durables - 0.7%
43,300	Tempur-Pedic International Inc.*	612,695

Leisure Equipment & Products - 1.2%
25,140	Marvel Entertainment Inc.*	505,817
10,900	SCP Pool Corp.	511,319

	Total Leisure Equipment & Products	1,017,136

Media - 2.6%
35,100	R.H. Donnelley Corp.*	2,043,873
9,600	Regal Entertainment Group, Class A Shares	180,576

	Total Media	2,224,449

Specialty Retail - 2.2%
6,100	Abercrombie & Fitch Co., Class A Shares	355,630
17,750	Men’s Wearhouse Inc.	637,935
46,400	Pier 1 Imports Inc.	538,704
26,960	West Marine Inc.*	404,670

	Total Specialty Retail	1,936,939

Textiles, Apparel & Luxury Goods - 0.5%
13,700	K-Swiss Inc., Class A Shares	412,918

	TOTAL CONSUMER DISCRETIONARY	9,542,531

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 0.6%
15,500	United Natural Foods Inc.*	542,035

Food Products - 0.1%
5,035	Reddy Ice Holdings Inc.	111,827

Household Products - 0.6%
24,100	Spectrum Brands Inc.*	523,452

Personal Products - 0.9%
41,800	Nu Skin Enterprises Inc., Class A Shares	732,754

	TOTAL CONSUMER STAPLES	1,910,068

ENERGY - 4.7%
Energy Equipment & Services - 3.1%
4,300	Atwood Oceanics Inc.*	434,343
11,000	CARBO Ceramics Inc.	626,010
75,220	Key Energy Services Inc.*	1,147,105
11,340	Todco, Class A Shares	446,909

	Total Energy Equipment & Services	2,654,367

Oil, Gas & Consumable Fuels - 1.6%
9,400	Cheniere Energy Inc.*	381,358
8,700	OPTI Canada Inc.*	330,147
25,150	Range Resources Corp.	686,846

	Total Oil, Gas & Consumable Fuels	1,398,351

	TOTAL ENERGY	4,052,718

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
FINANCIALS - 6.5%
Capital Markets - 0.9%
7,405	Affiliated Managers Group Inc.*	$789,447

Commercial Banks - 2.4%
16,620	Cullen/Frost Bankers Inc.	893,325
17,000	East-West Bancorp Inc.	655,350
10,540	Westamerica Bancorporation	547,237

	Total Commercial Banks	2,095,912

Insurance - 0.6%
30,700	Universal American Financial Corp.*	472,780

Real Estate - 2.6%
5,590	Alexandria Real Estate Equities Inc.	532,895
5,000	BioMed Realty Trust Inc.	148,200
8,120	Cousins Properties Inc.	271,451
8,300	Global Signal Inc.	408,360
6,360	Gramercy Capital Corp.	158,555
12,940	PS Business Parks Inc.	723,605

	Total Real Estate	2,243,066

	TOTAL FINANCIALS	5,601,205

HEALTH CARE - 17.0%
Biotechnology - 9.1%
42,600	Abgenix Inc.*	958,500
6,500	Alexion Pharmaceuticals Inc.*	230,230
21,300	Arena Pharmaceuticals Inc.*	385,743
34,800	CV Therapeutics Inc.*	768,384
43,050	InterMune Inc.*	798,147
61,500	Nektar Therapeutics*	1,253,370
46,100	NPS Pharmaceuticals Inc.*	393,694
187,550	Oscient Pharmaceuticals Corp.*	375,100
101,400	Panacos Pharmaceuticals Inc.*	766,584
34,300	PDL BioPharma Inc.*	1,125,040
30,800	Tanox Inc.*	598,136
4,100	Vertex Pharmaceuticals Inc.*	150,019

	Total Biotechnology	7,802,947

Health Care Equipment & Supplies - 3.4%
13,494	Advanced Medical Optics Inc.*	629,360
7,400	Cooper Cos. Inc.	399,822
47,050	DJ Orthopedics Inc.*	1,870,708

	Total Health Care Equipment & Supplies	2,899,890

Health Care Providers & Services - 2.8%
21,700	Health Net Inc.*	1,102,794
13,500	LifePoint Hospitals Inc.*	419,850
11,000	Manor Care Inc.	487,850
9,900	WellCare Health Plans Inc.*	449,856

	Total Health Care Providers & Services	2,460,350

Pharmaceuticals - 1.7%
25,800	Andrx Corp.*	612,492
25,025	Avanir Pharmaceuticals, Class A Shares*	365,866
14,500	Endo Pharmaceuticals Holdings, Inc.*	475,745

	Total Pharmaceuticals	1,454,103

	TOTAL HEALTH CARE	14,617,290

INDUSTRIALS - 8.5%
Aerospace & Defense - 0.7%
12,100	Aviall, Inc.*	460,768

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Aerospace & Defense (continued)
7,700	Orbital Sciences Corp.*	$121,814

	Total Aerospace & Defense	582,582

Building Products - 1.3%
11,900	ElkCorp	401,625
12,600	NCI Building Systems, Inc.*	753,102

	Total Building Products	1,154,727

Commercial Services & Supplies - 2.0%
18,300	Herman Miller Inc.	593,103
15,900	IHS Inc., Class A Shares*	434,865
37,000	Steelcase Inc., Class A Shares	666,000

	Total Commercial Services & Supplies	1,693,968

Machinery - 1.9%
17,500	IDEX Corp.	912,975
20,820	Stewart & Stevenson Services Inc.	759,514

	Total Machinery	1,672,489

Trading Companies & Distributors - 2.6%
41,480	MSC Industrial Direct Co. Inc., Class A Shares	2,240,749

	TOTAL INDUSTRIALS	7,344,515

INFORMATION TECHNOLOGY - 32.4%
Communications Equipment - 4.6%
38,500	ADC Telecommunications Inc.*	985,215
40,800	China GrenTech Corp. Ltd. ADR*	697,680
68,800	ECI Telecom Ltd.*	779,504
163,000	Extreme Networks Inc.*	818,260
8,900	MasTec Inc.*	126,113
29,000	NETGEAR Inc.*	551,290

	Total Communications Equipment	3,958,062

Computers & Peripherals - 2.4%
9,600	Avid Technology Inc.*	417,216
58,540	Electronics for Imaging Inc.*	1,637,364

	Total Computers & Peripherals	2,054,580

Electronic Equipment & Instruments - 1.5%
49,500	Dolby Laboratories Inc., Class A Shares*	1,034,550
4,700	Mettler-Toledo International Inc.*	283,598

	Total Electronic Equipment & Instruments	1,318,148

Internet Software & Services - 11.6%
17,300	AsiaInfo Holdings Inc.*	86,500
78,300	Digitas Inc.*	1,127,520
25,200	Jupitermedia Corp.*	453,096
50,900	Openwave Systems Inc.*	1,098,422
187,900	RealNetworks Inc.*	1,550,175
53,800	SINA Corp.*	1,501,020
114,900	SkillSoft PLC, ADR*	602,076
75,900	Sohu.com Inc.*	2,025,771
18,800	Tom Online Inc., ADR*	478,272
25,000	ValueClick Inc.*	423,000
19,200	WebEx Communications Inc.*	646,464

	Total Internet Software & Services	9,992,316

IT Services - 2.4%
28,400	MoneyGram International, Inc.	872,448
63,200	Sapient Corp.*	482,216
23,900	Wright Express Corp.*	670,395

	Total IT Services	2,025,059

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY (continued)
Semiconductors & Semiconductor Equipment - 5.4%
12,100	Cymer Inc.*	$549,824
32,800	Himax Technologies Inc. ADR*	287,000
19,000	PortalPlayer Inc.*	422,370
109,500	RF Micro Devices Inc.*	947,175
23,200	Tessera Technologies Inc.*	744,256
563,190	Zarlink Semiconductor Inc.*	1,661,410

	Total Semiconductors & Semiconductor Equipment	4,612,035

Software - 4.5%
22,168	Kongzhong Corp., ADR*	292,839
15,900	MICROS Systems Inc.*	732,513
11,000	Salesforce.com Inc.*	399,630
57,400	Take-Two Interactive Software, Inc.*	1,071,084
90,140	TIBCO Software Inc.*	753,571
50,700	Wind River Systems Inc.*	631,215

	Total Software	3,880,852

	TOTAL INFORMATION TECHNOLOGY	27,841,052

MATERIALS - 5.2%
Chemicals - 3.5%
8,750	Cytec Industries Inc.	525,087
16,760	Minerals Technologies Inc.	978,952
8,700	Scotts Miracle-Gro Co., Class A Shares	398,112
27,600	Senomyx Inc.*	454,296
23,140	Valspar Corp.	644,912

	Total Chemicals	3,001,359

Metals & Mining - 1.7%
20,170	Apex Silver Mines Ltd.*	479,037
38,040	Compass Minerals International Inc.	950,620

	Total Metals & Mining	1,429,657

	TOTAL MATERIALS	4,431,016

TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 1.8%
109,010	Cincinnati Bell Inc.*	492,725
39,000	Citizens Communications Co.	517,530
4,990	Commonwealth Telephone Enterprises Inc.	171,906
8,000	PanAmSat Holding Corp.	198,560
10,000	Time Warner Telecom Inc., Class A Shares*	179,500

	Total Diversified Telecommunication Services	1,560,221

Wireless Telecommunication Services - 5.0%
86,373	American Tower Corp., Class A Shares*	2,618,829
87,700	Dobson Communications Corp., Class A Shares*	703,354
17,700	Nextel Partners Inc., Class A Shares*	501,264
36,341	WiderThan Co. Ltd., ADR*	480,428

	Total Wireless Telecommunication Services	4,303,875

	TOTAL TELECOMMUNICATION SERVICES	5,864,096

UTILITIES - 0.8%
Electric Utilities - 0.8%
24,900	ITC Holdings Corp.	653,625

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $64,324,298)	81,858,116

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 5.8%
Repurchase Agreements - 5.8%
$2,000,000	Interest in $387,994,000 joint tri-party repurchase agreement dated 3/31/06 with Morgan Stanley, 4.800% due 4/3/06; Proceeds at maturity - $2,000,800; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.125% due 4/20/16 to 12/22/25; Market value - $2,048,879)	$2,000,000
2,982,000	Interest in $507,001,000 joint tri-party repurchase agreement dated 3/31/06 with Goldman, Sachs & Co., 4.790% due 4/3/06; Proceeds at maturity - $2,983,190; (Fully collateralized by various U.S. Treasury obligations, 1.875% to 3.625% due 1/15/07 to 4/15/28; Market value - $3,041,641)	2,982,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,982,000)	4,982,000

	TOTAL INVESTMENTS - 101.0% (Cost - $69,306,298#)	86,840,116
	Liabilities in Excess of Other Assets - (1.0)%	(878,758)

	TOTAL NET ASSETS - 100.0%	$85,961,358

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Variable Small Cap Growth Portfolio (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Variable Portfolios 1, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or eligible pension or other qualified plans. Prior to May 1, 2006, the fund was named Salomon Brothers Variable Small Cap Growth Fund and the Company was named Salomon Brothers Variable Series Funds Inc.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,479,901
Gross unrealized depreciation	(946,083)

Net unrealized appreciation	$17,533,818

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006
By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 30, 2006